Initial Public Offering (the "IPO")	12 Months Ended
Dec. 31, 2012
Initial Public Offering [Abstract]
Initial Public Offering
12.	Initial Public Offering

NCLH filed a registration statement on Form S-1 (amended) with the SEC in October 2011 in connection with the IPO of its ordinary shares. If the IPO is consummated, NCLH expects to use the net proceeds to pay down debt, to fund future capital expenditures and for general corporate purposes. However, there can be no assurance regarding the timing of the IPO or whether it will be completed. The securities being offered in the IPO can only be offered by a separate prospectus and this prospectus shall not be deemed to be an offer of any such securities.

This represents our current intentions with respect to the use of the net proceeds of the IPO based upon our present plans and business conditions and no specific allocation of the net proceeds has yet been determined. Our determinate of whether to use all or a portion of the net proceeds to pay down debt will depend on interest rates at the time and the prices at which our outstanding notes are being purchased and sold in the market (including relative to the redemption price of such notes) at or following the consummation of the IPO. Furthermore, there is no assurance regarding the timing of the IPO or whether it will be completed. If the IPO is postponed or not completed there will not be a material impact on our financial condition and our debt would remain outstanding rather than be repaid with the proceeds of the IPO. The terms of the agreements governing such debt do not require us to complete the IPO.